Satellites, Property and Other Equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Capitalized interest		$ 19,120	$ 18,324
Average capitalization rate		7.00%	5.00%
Leases not capitalized	$ 10,800
Satellites [Member]
Disclosure of subsidiaries [line items]
Increase of accumulated depreciation		$ 400
Property and Other Equipment [Member]
Disclosure of subsidiaries [line items]
Increase of accumulated depreciation		400
Intangible assets other than goodwill [Member]
Disclosure of subsidiaries [line items]
Capitalized interest	$ 400	$ 400	$ 1,200
Telesat International Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of interest in joint operation	42.50%